Operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating expenses
Payroll and employee benefits	$ 41,456	$ 29,549
Facilities	3,360	2,101
Billing	6,346	3,887
Professional fees	3,100	2,566
Marketing costs	1,461	1,005
Outbound freight	2,165	1,378
All other	7,315	4,319
Total operating expenses	$ 65,203	$ 44,805